Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 118,218	£ 115,441
Total	122,782	119,631
Guarantees
Contingent liabilities and commitments
Estimated net exposure	3,197	2,810
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	£ 1,367	£ 1,380